Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue information
Total revenue	¥ 942,380	$ 147,880	¥ 2,451,287	¥ 3,599,436
Base commission from transactions
Revenue information
Total revenue	821,899		2,223,685	3,454,957
Innovation initiatives and other value-added services
Revenue information
Total revenue	¥ 120,481		¥ 227,602	¥ 144,479